Revenue and other group-wide disclosures	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue and other group-wide disclosures	Revenue and other group-wide disclosures
On January 5, 2024 , the Group announced it entered into a co-development agreement with Orano Med to co-develop 212Pb-based Radio Darpin Therapies (RDT). Under the terms of the co-development agreement, Molecular Partner’s RDT target DLL3 (delta-like ligand 3) is included in the collaboration with Orano Med. Both companies agree to share the cost of preclinical and clinical development with additional commitments to supply their respective materials.
The cost sharing in the second quarter of 2025 resulted in a reimbursement of expenses from Orano Med of TCHF 567 (the second quarter of 2024 recorded a reimbursement by MP to Orano Med of TCHF 70). For the six months period ending June 30, 2025 the Group recorded a reimbursement of expenses from Orano Med of TCHF 1,397 (six months ending June 30, 2024: a reimbursement by Molecular Partners to Orano Med of TCHF 429), all reported under research and development expenses.
On December 14, 2021, the Group entered into a License and Collaboration Agreement with Novartis to develop DARPin-conjugated radioligand therapeutic candidates for oncology. The collaboration activities ended in the third quarter of 2024. During the three and six months ended June 30, 2025, the Group recognized no revenue in relation to this agreement (three months ended June 30, 2024: the Group recognized revenue of TCHF 1,551 and for the six months ended June 30, 2024: the Group recognized revenue of TCHF 4,289).
Revenues in the table below are attributable to individual countries and are based on the location of the Group’s collaboration partners.

Revenues by country
in TCHF, for the six months ended June 30	2025	2024

Switzerland	—	4,289
Total revenues	—	4,289

Analysis of revenue by major alliance partner
in TCHF, for the six months ended June 30	2025	2024

Novartis AG, Switzerland	—	4,289
Total revenues	—	4,289

Revenues by country
in TCHF, for the three months ended June 30	2025	2024

Switzerland	—	1,551
Total revenues	—	1,551

Analysis of revenue by major alliance partner
in TCHF, for the three months ended June 30	2025	2024

Novartis AG, Switzerland	—	1,551
Total revenues	—	1,551